Equity - Warrants additional information (Details) - CEO $ / shares in Units, $ in Thousands	1 Months Ended
Aug. 31, 2020 USD ($) D $ / shares shares
Equity
Compensation | $	$ 150,000
ADR
Equity
Forfeited options to purchase ADS | shares	581,000
Additional investment limit as percentage of common stock	10.00%
Warrants
Equity
Vesting period	2 years 6 months
Expiration term	7 years
Warrants | ADR
Equity
Granted | shares	6,880,402
Exercise price | $ / shares	$ 0.75
Additional investment limit | $	$ 50,000
Threshold consecutive trading days | D	10